Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

February 26, 2021

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal

Re:	The Lazard Funds, Inc.
Post-Effective Amendment No. 141 to Registration Statement on Form N-1A
(Registration Nos.: 33-40682; 811-06312)

To Whom It May Concern:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 141 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed to reflect: (i) certain soon to be effective changes to the investment strategy of Lazard Emerging Markets Equity Blend Portfolio (to be known as Lazard Emerging Markets Strategic Equity Portfolio) (the “Emerging Markets Portfolio”); and (ii) certain previously-effective changes to the investment strategy of Lazard Real Assets Portfolio (formerly known as Lazard Real Assets and Pricing Opportunities Portfolio) (the “Real Assets Portfolio” and, together with the Emerging Markets Portfolio, the “LFI Portfolios”). The Fund filed supplements to the Fund’s prospectus pursuant to Rule 497 under the 1933 Act on December 7, 2020 and February 4, 2021 disclosing the changes to the Emerging Market Portfolio’s investment strategy and June 25, 2020 disclosing the changes to the Real Asset Portfolio’s investment strategy.

We respectfully request limited review of the Amendment. On January 29, 2021, a post-effective amendment to the registration statement of Lazard Retirement Series, Inc. (“LRS”) was filed with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(a) (the “LRS Amendment”) that reflected the investment strategy changes described above for the LFI Portfolios in the corresponding series of LRS (the “LRS Portfolios”). The LRS Portfolios pursue identical investment strategies and have substantially identical investment risks and disclosure to the corresponding LFI Portfolios. As the LFI Portfolios are substantially identical to the LRS Portfolios in all respects, except that the LRS Portfolios are offered only through variable annuity contracts and variable life insurance policies and offered by the separate accounts of certain insurance companies and are not currently operational, we believe that limited review is appropriate. Any comments received from the staff of the Commission (the “Staff”) on the LRS Amendment will be reflected in a subsequent amendment to the Registration Statement for the LFI Portfolios.

Other than the changes described above and updating information in connection with the Fund’s annual Registration Statement update, the prospectus and statement of additional information are substantially identical to those filed by the Fund and other funds in the Lazard Funds complex that have been reviewed numerous times by the Staff.

February 26, 2021

In accordance with ADI 2018-04, we will email you versions of the prospectus and statement of additional information included in the Amendment that are marked to show changes from the currently-effective versions thereof.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits, including the consent of the Fund’s independent registered public accounting firm, update financial and other information, incorporate comments of the Staff and make certain other revisions.

Please telephone the undersigned at 212.969.3381, or Robert Spiro of this office at 212.969.3722, if you have any questions.

Very truly yours,

/s/ Lisa Goldstein
Lisa Goldstein

cc:	Robert Spiro